Copley Fund, Inc.

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK - 111.10%
Advertising & Marketing - 0.86%
Interpublic Group of Companies, Inc.	36,000	$802,080

Apparel - 1.88%
NIKE, Inc.	13,000	1,751,100

Asset Management - 2.59%
BlackRock, Inc.	2,400	1,676,040
Charles Schwab Corp.	15,120	737,554
		2,413,594
Banking - 7.25%
JPMorgan Chase & Company	28,000	3,300,640
PNC Financial Services Group, Inc.	25,000	3,451,750
		6,752,390
Biotechnology & Pharmaceuticals - 2.07%
Zoetis, Inc.	12,000	1,924,560

Cable & Satellite - 1.02%
Cable One, Inc.	480	950,721

Chemicals - 2.82%
Air Products & Chemicals, Inc.	5,000	1,400,700
Albemarle Corp.	9,000	1,223,730
		2,624,430
Commercial Support Services - 1.03%
Republic Services, Inc.	9,900	957,528

Construction Materials - 1.92%
Carlisle Cos., Inc.	7,500	1,086,225
Owens Corning	9,600	699,552
		1,785,777
Diversified Industrials - 1.31%
Honeywell International, Inc.	6,000	1,223,520

Diversified Utility Companies - 41.39%
Alliant Energy Corp.	40,000	2,104,000
Ameren Corp.	12,500	972,250
American Electric Power Company, Inc.	35,000	2,971,150
Dominion Resources, Inc.	37,500	2,943,375
DTE Energy Co.	35,000	4,403,350
Duke Energy Corp.	43,133	3,996,704
Eversource Energy	43,600	3,815,436
Exelon Corp.	23,200	952,824
FirstEnergy Corp.	10,000	265,600
NextEra Energy, Inc.	69,500	5,114,505
PPL Corp.	100,000	2,842,000
Public Service Enterprise Group, Inc.	30,000	1,748,400
Sempra Energy	20,000	2,549,600
The Southern Co.	35,000	2,094,750
WEC Energy Group, Inc.	18,612	1,767,210
		38,541,154

Copley Fund, Inc.

Schedule of Investments (Continued)

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK - 111.10% (Continued)
Gas & Water Utilities - 3.42%
New Jersey Resources Corp.	62,000	$2,047,860
Northwest Natural Holding Co.	23,600	1,130,912
		3,178,772
Healthcare Facilities & Services - 3.12%
AmerisourceBergen Corp.	7,200	742,392
Humana, Inc.	1,680	672,874
Quest Diagnostics, Inc.	12,000	1,487,760
		2,903,026
Institutional Financial Services - 0.67%
Jefferies Financial Group, Inc.	27,600	627,348

Insurance - 5.33%
Arthur J. Gallagher & Co.	43,000	4,962,630

Medical Equipment & Devices - 1.56%
Agilent Technologies, Inc.	6,720	785,568
Thermo Fisher Scientific, Inc.	1,440	669,571
		1,455,139
Oil & Gas Producers - 4.61%
Chevron Corp.	28,800	2,510,784
ExxonMobil Corp.	46,800	1,784,484
		4,295,268
REIT - 0.27%
American Tower Corp.	1,100	254,320

Retail - Consumer Staples - 4.13%
Costco Wholesale Corp.	2,400	940,248
Wal-Mart, Inc.	19,000	2,903,010
		3,843,258
Retail - Discretionary - 1.80%
Home Depot, Inc.	3,600	998,676
Lowe's Cos., Inc.	4,320	673,142
		1,671,818
Semiconductors - 2.26%
Broadcom, Inc.	2,700	1,084,266
QUALCOMM, Inc.	6,900	1,015,473
		2,099,739
Software - 4.00%
Microsoft Corp.	17,400	3,724,818

Specialty Finance - 0.75%
Discover Financial Services	9,120	694,670

Technology Hardware - 4.99%
Apple, Inc.	31,200	3,714,360
Corning, Inc.	24,900	931,758
		4,646,118

Copley Fund, Inc.

Schedule of Investments (Continued)

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK - 111.10% (Continued)
Technology Services - 3.49%
Broadridge Financial Solutions, Inc.	5,520	$810,778
Mastercard, Inc.	2,000	673,020
S&P Global, Inc.	4,000	1,407,120
Visa, Inc.	1,700	357,595
		3,248,513
Telecommunications - 3.66%
AT&T, Inc.	45,000	1,293,750
Verizon Communications, Inc.	35,000	2,114,350
		3,408,100
Transportation & Logistics - 1.10%
CSX Corp.	11,400	1,026,570

Transportation Equipment - 1.12%
Cummins, Inc.	4,500	1,040,265

Wholesale - Consumer Staples - 0.68%
Bunge Ltd.	10,800	636,012

TOTAL COMMON STOCK (Cost - $47,350,328)		103,443,238

SHORT-TERM INVESTMENT - 4.43%
Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.01% (a)	4,128,658	4,128,658
TOTAL SHORT-TERM INVESTMENT (Cost - $4,128,658)

TOTAL INVESTMENTS (Cost $51,478,986) - 115.53%		$107,571,896
Liabilities in Excess of Other Assets - (15.53%)		(14,456,519)
NET ASSETS - 100.00%		$93,115,377

(a) Money market fund; interest rate reflects seven-day effective yield on November 30, 2020.

REIT - Real Estate Investment Trust

Securities valuation policies and other investment related disclosures are hereby incorporated by reference.

Copley Fund, Inc.

Schedule of Investments (Continued)

November 30, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The preparation of financial statements in accordance with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the period. Actual results could differ from those estimates. The Fund is an investment company that follows the specialized accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Copley Fund, Inc.

Schedule of Investments (Continued)

November 30, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$103,443,238	$-	$-	$103,443,238
Short-Term Investment	4,128,658	-	-	4,128,658
Total	$107,571,896	$-	$-	$107,571,896

The Fund did not hold any Level 2 or Level 3 securities during the period.

*Refer to the Schedule of Investments for industry classifications.

At November 30, 2020, the net unrealized appreciation based on cost for federal income tax purposes of $51,478,986 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of $14,577,227 tax effect	$41,711,135
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(195,452)
Net unrealized appreciation net of tax effect	$41,515,683